DIRECTORS

E. Garrett Bewkes, Jr., Chairman
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
John R. Torell III

PRINCIPAL OFFICERS

Margo N. Alexander
President
Julian F. Sluyters
Vice President and Treasurer
Dianne E. O'Donnell
Vice President and Secretary
Victoria E. Schonfeld
Vice President
Elbridge T. Gerry III
Vice President
Richard S. Murphy
Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase at market prices shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent auditors, who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                                                PAINEWEBBER
                                        1996 PaineWebber Incorporated
                                                Member SIPC

-------------------------------------------------------------------------------
INSURED
MUNICIPAL

INCOME
FUND INC.

SEPTEMBER 30, 1996

SEMIANNUAL REPORT

                   SEMIANNUAL REPORT--NOVEMBER 14, 1996
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

      We are pleased to present you with the semiannual report for Insured Municipal Income Fund Inc. (the 'Fund') for the six months ended September 30, 1996.

GENERAL MARKET OVERVIEW

      Early in 1996, government reports showing higher-than-expected economic growth--reflected in strong employment, retail sales and investment spending numbers, as well as a surprisingly robust housing sector--combined to convince the market that, contrary to initial expectations, the Federal Reserve Board (the 'Fed') would not move to ease interest rates. The change in sentiment was clearly reflected in the 30-year U.S. Treasury bond, the benchmark of bond market performance, as its yield increased from 5.95% on December 29, 1995, to 6.75% by August 31, 1996 (when bond yields increase, bond prices decrease). These events established a pattern for the remainder of the period, as ongoing reports portraying the economy as growing too rapidly continued to unsettle a jittery bond market. August proved the exception, bringing a glimmer of hope to the market; this was short-lived, however, as disappointing economic reports emerged over the last few trading days of the month.

THE MUNICIPAL MARKET

      While concerns over a flat tax early in the fiscal year cast a shadow over the municipal market, over the past few months the presidential campaign rendered these fears nearly nonexistent. Neither candidate focused heavily upon the topic of tax restructuring, at least not to the extent that it substantially impacted the municipal bond market.

      Adding to the positive municipal environment in recent months was the fact that municipals outperformed Treasuries, rising 60 basis points to hit their high yields in mid-June, then rallying by 25 basis points as of August 31, 1996. Also contributing to their attractiveness was the continued slowdown in the supply of new municipal issues; with fewer bonds being issued, demand increased relative to supply, thereby elevating the price of existing bonds. As of September 30, 1996, high-quality, long-term municipal bonds were yielding an average of 80% of comparable maturity Treasury bonds.

                    PORTFOLIO REVIEW

      Going forward, we anticipate that any remaining flat tax concerns will continue to subside and expect that any tax reform proposals will not seriously impact municipals. We believe that municipal bonds will continue to enjoy tax-exemption, while other asset classes will still be subject to taxes. Moreover, we expect that municipal bonds will continue to stay on an even keel relative to Treasuries, and that new issue supply should continue to remain low and demand for supply constant.


PORTFOLIO REVIEW

      The Fund's total return for the six months ended September 30, 1996, based on the Fund's common stock net asset value was 4.65%, while the Fund's total return for the same time period based on the Fund's common stock market value was 2.18%. As of September 30, 1996, the Fund's net asset value per share was $14.37 and its share price on the New York Stock Exchange was $12.00.

      The Fund paid dividends from net investment income to common shareholders, which totalled $0.38 per share of common stock during the six months ended September 30, 1996. The Fund has paid a monthly dividend of $0.0640 per share of common stock since July 1995. Given the current interest rate environment, we anticipate that the monthly dividend will remain unchanged for the remainder of 1996.

      The Fund's dividend benefited from declining short-term interest rates during the six months ended September 30, 1996. As short-term rates decreased, the benefit derived from the Fund's Auction Preferred Shares ('APS') increased. As you know, the Fund's dividends have benefited in the past from the use of leverage through the issuance of APS. That is, by investing the proceeds of the APS offering in longer-term, insured municipal bonds, the Fund has been able to earn a spread--the difference between short- and long-term interest rates--over the rate paid on the APS, which is a short-term rate. The amount of the spread, after paying the costs attributable to the APS, increases the dividends payable to individual shareholders. As always, our goal is to provide the best use of leverage for the Fund to the individual shareholder.

      All of the Fund's long-term securities are insured by major bond insurers and, as of September 30, 1996, the Fund had an average maturity

                    PORTFOLIO REVIEW

of 23.3 years. The breakdown by insurers of bonds in the portfolio as of September 30, 1996 (as a percentage of portfolio investments) was as follows:

[INSERT PIE CHART]

      As of September 30, 1996, the Fund's three largest sectors as a percentage of net assets included: Power Revenue, 21.9%; Water Revenue, 20.1%; and Hospital Revenue, 18.6%. During this period, the Fund's greatest concentrations of issues by state were Illinois, 15.7%; Texas, 10.9%; and Pennsylvania, 9.4%.

      Going forward, we see opportunities in select spots on the yield curve, specifically issues in the fifteen to twenty year maturity range. We intend to diversify across the yield curve and the credit spectrum as well as to increase the structural variety of bonds included in the portfolio. These three diversification strategies should offer greater return potential without increasing risk.

      One final note--in October, 1996, Richard S. Murphy assumed co-portfolio management responsibilities for the Fund, joining existing portfolio manager and Senior Vice President in charge of all municipal investments, Elbridge (Ebby) T. Gerry III. Mr. Murphy is a senior vice president and portfolio manager at Mitchell Hutchins Asset Management Inc. Prior to 1994, Mr. Murphy was a vice president at American International Group.

                    PORTFOLIO REVIEW

      Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

MARGO N. ALEXANDER                   ELBRIDGE T. GERRY III
President,                           Senior Vice President,
Mitchell Hutchins Asset              Mitchell Hutchins Asset
  Management Inc.                      Management Inc.
                                     Portfolio Manager, Insured
                                       Municipal Income Fund Inc.

RICHARD S. MURPHY
Portfolio Manager,
Insured Municipal
  Income Fund Inc.

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

                   PORTFOLIO OF INVESTMENTS                                   SEPTEMBER 30, 1996 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                       MOODY'S    S&P           MATURITY            INTEREST
     (000)                                       RATING    RATING           DATES               RATES          VALUE
---------------                                  -------   ------  ---------------------  ----------------  -------------
LONG-TERM MUNICIPAL BONDS - 96.29%
ALABAMA - 1.55%
$         1,625  Alabama Water Pollution
                   Control Authority --
                   Revolving Fund Loan
                   Series A (AMBAC Insured)....    Aaa      AAA           08/15/17              6.750%      $  1,793,610
          5,400  Birmingham Special Care
                   Facilities Finance
                   Authority -- Birmingham
                   Baptist Medical Center (MBIA
                   Insured)....................    Aaa      AAA           08/15/23              5.500          5,131,134
                                                                                                            ------------

                                                                                                               6,924,744
                                                                                                            ------------
ALASKA - 1.14%
          5,000  Anchorage General Obligation
                   Bonds (AMBAC Insured).......    Aaa      AAA           06/01/23              6.250          5,081,550
                                                                                                            ------------

CALIFORNIA - 2.32%
          1,000  California State (FGIC
                   Insured)....................    Aaa      AAA           11/01/12              7.000          1,162,629
          1,585  Contra Costa Water District
                   (FGIC Insured)..............    Aaa      AAA           10/01/13              6.000          1,628,524
          5,000  Los Angeles County Sales Tax
                   Commission -- Sales Tax
                   Revenue Series B (FGIC
                   Insured)....................    Aaa      AAA           07/01/15              6.500          5,352,850
          2,250  Los Angeles Wastewater System
                   (MBIA Insured)..............    Aaa      AAA           06/01/20              5.700          2,223,878
                                                                                                            ------------
                                                                                                              10,367,881
                                                                                                            ------------

DELAWARE - 2.25%
         10,000  Delaware State Economic
                   Development Authority
                   Delmarva Power (MBIA
                   Insured)....................    Aaa      AAA           06/01/21              5.900         10,039,400
                                                                                                            ------------
DISTRICT OF COLUMBIA - 0.88%
          4,000  District of Columbia Hospital
                   Revenue Bonds -- Medlantic
                   Health Care Group (MBIA
                   Insured)....................    Aaa      AAA           08/15/14              5.750          3,921,000
                                                                                                            ------------

ILLINOIS - 15.72%
          4,000  Illinois Development Finance
                   Authority Pollution
                   Refunding Commonwealth
                   Edison Company Project
                   Series D (AMBAC Insured)....    Aaa      AAA           03/01/15              6.750          4,341,400
          4,500  Illinois Health Facilities
                   Authority
                   Franciscan Sisters Health
                   Care (MBIA Insured).........    Aaa      AAA           09/01/18              5.750          4,384,935
         10,000  Illinois Municipal Electric
                   Agency (AMBAC Insured)......    Aaa      AAA           02/01/21              5.750         9,870,200
          8,000  Central Lake County Joint
                   Action Water Agency (FGIC
                   Insured)....................    Aaa      AAA           05/01/20              5.375          7,555,760

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

   PRINCIPAL
    AMOUNT                                       MOODY'S    S&P           MATURITY            INTEREST
     (000)                                       RATING    RATING           DATES               RATES          VALUE
---------------                                  -------   ------   ---------------------  --------------   ------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - (CONCLUDED)
$        11,400  Chicago -- O'Hare
                   International Airport (MBIA
                   Insured)....................    Aaa      AAA           01/01/15         5.500 to 6.375%  $ 11,767,302
         17,220  Chicago 911 System (FGIC
                   Insured)....................    Aaa      AAA           01/01/23              5.625         16,791,910
          4,600  Chicago Public Building
                   Commission (MBIA Insured)...    Aaa      AAA           12/01/18              5.750          4,520,420
          8,000  Regional Transportation
                   Authority (AMBAC Insured)...    Aaa      AAA           06/01/22              6.125          8,115,600
          2,750  Regional Transportation
                   Authority (FGIC Insured)....    Aaa      AAA     06/01/23 to 06/01/25   5.850 to 7.100      2,849,225
                                                                                                            ------------
                                                                                                              70,196,752
                                                                                                            ------------

INDIANA - 4.75%
          2,500  Indiana Health Facilities
                   Finance
                   Authority -- Columbus
                   Regional Hospital (CGIC
                   Insured)....................    Aaa      AAA           08/15/22              5.500          2,355,350
          7,835  Indianapolis Gas & Utilities
                   (FGIC Insured)..............    Aaa      AAA           06/01/21              5.375          7,390,520
         12,000  Marion County Convention
                   Center (AMBAC Insured)......    Aaa      AAA           06/01/21              5.500         11,499,360
                                                                                                            ------------
                                                                                                              21,245,230
                                                                                                            ------------

IOWA - 1.01%
          4,625  Ames Hospital
                   Authority -- Mary Greeley
                   Medical Center
                   (AMBAC Insured).............    Aaa      AAA           08/15/22              5.750          4,533,194
                                                                                                            ------------

KENTUCKY - 4.56%
          1,150  Kentucky Development Finance
                   Authority Hospital Revenue
                   St. Luke Hospital
                   Incorporated
                   Series A (MBIA Insured).....    Aaa      AAA           10/01/21              7.000          1,262,758
         17,530  Louisville & Jefferson County

                   (AMBAC Insured).............    Aaa      AAA     05/15/24 to 05/15/25   6.500 to 6.750     19,088,593
                                                                                                            ------------
                                                                                                              20,351,351
                                                                                                            ------------

LOUISIANA - 3.18%
          2,000  Louisiana Public Facilities
                   Authority -- Alton Oschner
                   Hospital (AMBAC Insured)....    Aaa      AAA           05/15/17              6.000          2,016,900
          8,500  Louisiana Public Facilities
                   Authority -- Alton Oschner
                   Hospital (MBIA Insured).....    Aaa      AAA           05/15/11              5.750          8,482,745
          1,870  Louisiana Public Facilities
                   Authority -- Tulane
                   University (Pre-refunded
                   with U.S. Government
                   Securities to 02/15/03 @
                   $102)
                   (FGIC Insured)..............    Aaa      AAA           02/15/18              5.750          1,994,093

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

   PRINCIPAL
    AMOUNT                                       MOODY'S    S&P           MATURITY            INTEREST
     (000)                                       RATING    RATING           DATES               RATES          VALUE
---------------                                  -------   ------   ---------------------  ---------------  -------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
LOUISIANA - (CONCLUDED)
$         1,710  Louisiana Public Facilities
                   Authority -- Tulane
                   University
                   (FGIC Insured)..............    Aaa      AAA           02/15/18              5.750%      $  1,703,622
                                                                                                            ------------
                                                                                                              14,197,360
                                                                                                            ------------

MAINE - 2.05%
          9,390  Maine Health & Higher
                   Educational Facilities
                   (FSA Insured)...............    Aaa      AAA     07/01/23 to 07/01/24   5.500 to 7.000      9,171,844
                                                                                                            ------------

MASSACHUSETTS - 2.41%
         10,000  Massachusetts State Health &
                   Education Facility
                   Brigham & Woman's Hospital
                   (MBIA Insured)..............    Aaa      AAA           07/01/24              6.750         10,779,000
                                                                                                            ------------

MICHIGAN - 1.95%
          8,770  Michigan State Housing Finance
                   Authority (AMBAC Insured)...    Aaa      AAA           04/01/23              5.900          8,711,855
                                                                                                            ------------

NEVADA - 5.74%
          7,750  Clark County Airport McCarran
                   International Airport (AMBAC
                   Insured)....................    Aaa      AAA           07/01/22              6.000          7,830,445
          4,000  Clark County General
                   Obligation Bonds (AMBAC
                   Insured)....................    Aaa      AAA           06/01/16              6.000          4,249,760
          2,000  Clark County Sanitation
                   District (FGIC Insured).....    Aaa      AAA           07/01/11              5.700          2,007,180
         11,500  Washoe County Gas and Water
                   Sierra Power (MBIA
                   Insured)....................    Aaa      AAA           06/01/23              5.900         11,545,310
                                                                                                            ------------
                                                                                                              25,632,695
                                                                                                            ------------

NEW HAMPSHIRE - 1.30%
          5,000  New Hampshire Higher Education
                   & Health Authority -- Lakes
                   Region Hospital (FGIC
                   Insured)....................    Aaa      AAA           01/01/17              5.500          4,810,600

          1,000  New Hampshire Higher Education
                   &
                   Health
                   Authority -- University of
                   New Hampshire (MBIA
                   Insured)....................    Aaa      AAA           07/01/24              5.750            986,250
                                                                                                            ------------
                                                                                                               5,796,850
                                                                                                            ------------

NEW JERSEY - 1.21%
          5,000  Salem County Industrial
                   Pollution Control Refunding
                   Public Service Electric and
                   Gas Series D (MBIA
                   Insured)....................    Aaa      AAA           10/01/29              6.550          5,421,300
                                                                                                            ------------

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

   PRINCIPAL
    AMOUNT                                       MOODY'S    S&P           MATURITY             INTEREST

     (000)                                       RATING    RATING           DATES               RATES          VALUE
---------------                                  -------   ------   ---------------------  ---------------  ------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
NEW MEXICO - 3.36%
$         9,100  Gallup Pollution Control
                   Revenue
                   Plains Electric (MBIA
                   Insured)....................    Aaa      AAA           08/15/17              6.650%      $  9,841,559
          4,700  Santa Fe Water Revenue
                   (AMBAC Insured).............    Aaa      AAA           06/01/24              6.300          5,141,189
                                                                                                             -----------
                                                                                                              14,982,748
                                                                                                             -----------

NORTH CAROLINA - 0.97%
          4,000  Piedmont Triad Airport
                   Authority Airport Revenue
                   Series A (MBIA Insured).....    Aaa      AAA           07/01/16              6.750          4,327,240
                                                                                                             -----------

OHIO - 0.77%
          3,000  Cleveland Public Power Systems
                   Revenue -- First Mortgage
                   Series A
                   (MBIA Insured)..............    Aaa      AAA           11/15/24              7.000          3,419,220
                                                                                                             -----------

PENNSYLVANIA - 9.38%
         16,435  Pennsylvania Intergovernmental
                   Cooperative Authority
                   (MBIA Insured)..............    Aaa      AAA     06/15/15 to 06/15/23   5.600 to 5.625     16,014,174
          2,675  Pennsylvania Intergovernmental
                   Cooperative Authority
                   Philadelphia Funding Program
                   (FGIC Insured)..............    Aaa      AAA           06/15/14              7.000          3,050,757
          6,130  North Wales Water Authority
                   (FGIC Insured)..............    Aaa      AAA           11/01/16              5.500          5,927,220
         17,500  Philadelphia Water & Waste
                   Authority (CGIC Insured)....    Aaa      AAA           06/15/15              5.500         16,884,350
                                                                                                            ------------
                                                                                                              41,876,501
                                                                                                            ------------

RHODE ISLAND - 6.88%
         14,000  Rhode Island Convention Center
                   Authority (AMBAC Insured)...    Aaa      AAA           05/15/27              5.750         13,800,500
         10,000  Rhode Island Depositors
                   Economic Protection
                   Corporation (FSA Insured)...    Aaa      AAA           08/01/14              5.750         10,065,800
          7,000  Rhode Island Depositors
                   Economic Protection
                   Corporation (MBIA
                   Insured)....................    Aaa      AAA           08/01/21              5.250          6,834,240

                                                                                                            ------------
                                                                                                              30,700,540
                                                                                                            ------------

SOUTH CAROLINA - 3.90%
         15,000  South Carolina Public Services
                   Authority (MBIA Insured)....    Aaa      AAA     07/01/21 to 07/01/31   5.500 to 6.000     14,859,650
          2,625  Charleston County Hospital
                   Facilities Authority -- Bon
                   Secours Health System (FSA
                   Insured)....................    Aaa      AAA           08/15/25              5.625          2,532,311
                                                                                                            ------------
                                                                                                              17,391,961
                                                                                                            ------------

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

   PRINCIPAL
    AMOUNT                                       MOODY'S    S&P           MATURITY            INTEREST
     (000)                                       RATING    RATING           DATES               RATES           VALUE
---------------                                  -------   ------   ---------------------  ---------------  -------------
LONG-TERM MUNICIPAL BONDS - (CONCLUDED)
TENNESSEE - 1.10%
$         5,000  Sullivan County Health
                   Education and Housing
                   Facilities Board -- Holston
                   Valley Health (MBIA
                   Insured)....................    Aaa      AAA           02/15/20              5.750%      $  4,905,150
                                                                                                            ------------

TEXAS - 10.90%
          7,000  Austin Utilities System
                   (AMBAC Insured).............    Aaa      AAA           11/15/16              5.750          6,974,660
         13,675  Bexar Metro Water District
                   (MBIA Insured)..............    Aaa      AAA           05/01/22              5.875         13,765,255
         10,000  Lubbock Health
                   Facilities -- Methodist
                   Hospital (AMBAC Insured)....    Aaa      AAA           12/01/22              5.900         10,020,100
          9,005  Matagorda County Navigation
                   District 1
                   Revenue -- Houston Light &
                   Power (AMBAC Insured).......    Aaa      AAA           03/01/27              6.700          9,789,516
          8,000  San Antonio Water Authority
                   (MBIA Insured)..............    Aaa      AAA           05/15/16              6.000          8,102,000
                                                                                                            ------------
                                                                                                              48,651,531
                                                                                                            ------------

WASHINGTON - 2.03%

          5,000  Metropolitan Seattle Sewer
                   (MBIA Insured)..............    Aaa      AAA           01/01/33              6.300          5,198,100
          4,000  Washington State Health Care
                   Facilities -- Tacoma
                   Hospital (FGIC Insured).....    Aaa      AAA           08/15/22              5.750          3,858,960
                                                                                                            ------------
                                                                                                               9,057,060
                                                                                                            ------------
WEST VIRGINIA - 3.92%
         10,000  Marshall County Pollution
                   Authority
                   Ohio Power (MBIA Insured)...    Aaa      AAA           04/01/22              5.900         10,013,200
          5,220  West Virginia School Building
                   Authority (MBIA Insured)....    Aaa      AAA           07/01/20              6.000          5,241,976
          2,245  West Virginia State Water
                   Development
                   Authority (FSA Insured).....    Aaa      AAA           11/01/29              5.750          2,225,177
                                                                                                            ------------
                                                                                                              17,480,353
                                                                                                            ------------

WISCONSIN - 1.06%
          1,500  Wisconsin State Health &
                   Educational
                   Facilities -- Bellin
                   Memorial Hospital (AMBAC
                   Insured)....................    Aaa      AAA           02/15/19              5.500          1,422,315
          3,500  Wisconsin State Health &
                   Educational
                   Facilities -- Hospital
                   Sisters Health System (MBIA
                   Insured)....................    Aaa      AAA           06/01/18              5.375          3,301,060
                                                                                                            ------------
                                                                                                               4,723,375
                                                                                                            ------------

TOTAL LONG-TERM MUNICIPAL BONDS
                 (cost - $421,865,259).........                                                              429,887,685
                                                                                                            ------------

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

   PRINCIPAL
    AMOUNT                                       MOODY'S    S&P           MATURITY            INTEREST
     (000)                                       RATING    RATING           DATES               RATES          VALUE
---------------                                  -------   ------   ---------------------  ---------------  -------------
SHORT-TERM MUNICIPAL NOTES - 2.14%
ALASKA - 0.07%
$           300  Valdez Alaska Marine Terminal

                   Revenue Exxon Pipeline
                   Company Project*.............  VMIG1     A-1+          10/01/96              3.900%      $    300,000
                                                                                                            ------------

ARIZONA - 0.18%
            800  Pinal County Pollution Control
                   Revenue*.....................  VMIG1     A-1+          10/01/96              4.000            800,000
                                                                                                            ------------

LOUISIANA - 0.13%
            600  Louisiana State Offshore
                   Terminal Revenue*............  VMIG1     A-1+          10/01/96              3.700            600,000
                                                                                                            ------------

NEW YORK - 1.18%
          4,650  New York City*.................  VMIG1     A-1+          10/01/96         3.700 to 4.000      4,650,000
            600  New York Energy Research
                   Pollution Control*...........  VMIG1     A-1+          10/01/96              3.800            600,000
                                                                                                            ------------
                                                                                                               5,250,000
                                                                                                            ------------

WYOMING - 0.58%
          2,600  Lincoln County Pollution
                   Control*.....................  VMIG1     A-1+          10/01/96         3.900 to 4.000      2,600,000
                                                                                                            ------------

TOTAL SHORT-TERM MUNICIPAL NOTES
                 (cost - $9,550,000)............                                                               9,550,000
                                                                                                            ------------

TOTAL INVESTMENTS
                (cost - $431,415,259) - 98.43%..                                                             439,437,685
Other assets in excess of liabilities - 1.57%...                                                               7,008,712
                                                                                                            ------------
NET ASSETS - 100.00%............................                                                    $446,446,397
                                                                                                            ============

------------------
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of September 30, 1996.

AMBAC   -- American Municipal Bond Assurance Corporation
CGIC    -- Capital Guaranty Insurance Company
FGIC    -- Financial Guaranty Insurance Company
FSA     -- Financial Security Assurance Incorporated
MBIA    -- Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.


                STATEMENT OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1996
                                          (UNAUDITED)

  Assets
  Investments in securities, at value (cost - $431,415,259)......  $439,437,685
  Cash...........................................................        89,388
  Interest receivable............................................     7,391,745
  Deferred organizational expenses...............................       110,893
  Other assets...................................................           686
                                                                   ------------
  Total assets...................................................   447,030,397
                                                                   ------------
  Liabilities
  Dividends payable to preferred shareholders....................       332,053
  Payable to investment adviser and administrator................       235,381
  Accrued expenses and other liabilities.........................        16,566
                                                                   ------------

  Total liabilities..............................................       584,000
                                                                   ------------

  Net Assets
  Auction Preferred Shares Series A, B, C & D - 3,000
   non-participating shares authorized, issued and outstanding;
   $0.001 par value; $50,000 liquidation value...................   150,000,000
                                                                   ------------
  Common Stock - $0.001 par value; total authorized shares
   199,997,000; 20,628,363 shares issued and outstanding.........   302,703,762
  Undistributed net investment income............................       524,806
  Accumulated net realized losses from investment transactions...   (14,804,597)
  Net unrealized appreciation of investments.....................     8,022,426
                                                                   ------------


  Net assets applicable to common shareholders...................   296,446,397
                                                                   ------------
  Total net assets...............................................  $446,446,397
                                                                   ------------
                                                                   ------------
  Net asset value per common share ($296,446,397 applicable to
   20,628,363 common shares outstanding).........................        $14.37

                 See accompanying notes to financial statements
                                       11

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

                STATEMENT OF OPERATIONS   FOR THE SIX MONTHS ENDED SEPTEMBER 30,
                                                                1996 (UNAUDITED)


Investment income:
Interest.........................................................  $ 12,869,707
                                                                   ------------

Expenses:
Investment advisory and administration...........................     1,977,354
Auction Preferred Shares expenses................................       217,000
Custody and accounting...........................................       132,271
Legal and audit..................................................        58,108
Reports and notices to shareholders..............................        54,544
Amortization of organizational expenses..........................        30,855
Transfer agency and service fees.................................        19,013
Directors' fees..................................................         6,125
Other expenses...................................................         9,175
                                                                   ------------
                                                                      2,504,445
Less: Fee waivers from adviser...................................      (549,265)
                                                                   ------------
Net expenses.....................................................     1,955,180
                                                                   ------------
Net investment income............................................    10,914,527
                                                                   ------------

Realized and unrealized gains from investment activities:
Net realized gains from investment transactions..................            --
Net change in unrealized appreciation/depreciation of
 investments.....................................................     5,107,989
                                                                   ------------
Net realized and unrealized gains from investment activities.....     5,107,989
                                                                   ------------
Net increase in net assets resulting from operations.............  $ 16,022,516
                                                                   ------------
                                                                   ------------

                 See accompanying notes to financial statements

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

                STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX
                                                                                    MONTHS ENDED        FOR THE YEAR
                                                                                 SEPTEMBER 30, 1996        ENDED
                                                                                    (UNAUDITED)        MARCH 31, 1996
                                                                                 ------------------    --------------
From operations:

Net investment income.........................................................      $ 10,914,527        $  21,781,141
Net realized gains from investment transactions...............................                --              976,264
Net change in unrealized appreciation/depreciation of investments.............         5,107,989           12,848,520
                                                                                 ------------------    --------------
Net increase in net assets resulting from operations..........................        16,022,516           35,605,925
                                                                                 ------------------    --------------
Dividends from:
Net investment income--common stockholders....................................        (7,921,291)         (15,595,042)
Net investment income--preferred stockholders.................................        (2,695,092)          (5,765,362)
                                                                                 ------------------    --------------
  Total dividends to stockholders.............................................       (10,616,383)         (21,360,404)
                                                                                 ------------------    --------------
Net increase in net assets....................................................         5,406,133           14,245,521
Net assets:
Beginning of period...........................................................       441,040,264          426,794,743
                                                                                 ------------------    --------------
End of period (including undistributed net investment income of $524,806 and
  $226,662, respectively).....................................................      $446,446,397        $ 441,040,264
                                                                                 ------------------    --------------
                                                                                 ------------------    --------------

                 See accompanying notes to financial statements

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

                STATEMENT OF CASH FLOWS   FOR THE SIX MONTHS ENDED SEPTEMBER 30,
                                                                1996 (UNAUDITED)

  Cash flows provided (used) by operating activities:
  Interest received...............................................................................   $  12,824,292
  Expenses paid (net of fee waivers)..............................................................      (1,938,908)
  Purchase of short-term portfolio investments, net...............................................        (300,000)
                                                                                                     -------------
  Net cash provided by operating activities.......................................................      10,585,384
                                                                                                     -------------

  Cash flows used for financing activities:
  Dividends paid from net investment income to common stockholders................................      (7,921,291)
  Dividends paid from net investment income to preferred stockholders.............................      (2,650,492)
                                                                                                     -------------
  Net cash used for financing activities..........................................................     (10,571,783)
                                                                                                     -------------
  Net increase in cash............................................................................          13,601
  Cash at beginning of period.....................................................................          75,787
                                                                                                     -------------
  Cash at end of period...........................................................................   $      89,388
                                                                                                     -------------
                                                                                                     -------------
  Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash
   Provided by Operating Activities:


  Net increase in net assets resulting from operations............................................   $  16,022,516
                                                                                                     -------------
  Increase in investments, at value...............................................................      (5,453,286)
  Increase in interest receivable.................................................................            (118)
  Amortization of deferred organizational expenses................................................          30,855
  Decrease in other assets........................................................................           7,461
  Increase in payable to investment adviser and administrator.....................................           3,716
  Decrease in accrued expenses and other liabilities..............................................         (25,760)
                                                                                                     -------------
  Total adjustments...............................................................................      (5,437,132)
                                                                                                     -------------
  Net cash provided by operating activities.......................................................   $  10,585,384
                                                                                                     -------------
                                                                                                     -------------

                 See accompanying notes to financial statements

                 NOTES        TO       FINANCIAL       STATEMENTS -- (UNAUDITED)

                 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                 Insured Municipal Income Fund Inc. (the 'Fund') was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. Organizational costs have been deferred and are being amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

                 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

                 Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated, investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

                 Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

                 Dividends and Distributions--The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

                 CONCENTRATION OF RISK

                 The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

                 INVESTMENT ADVISER AND ADMINISTRATOR

                 The Fund's board of directors has approved an investment advisory and administration contract ('Advisory Contract') with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the six months ended September 30, 1996, Mitchell Hutchins voluntarily waived $549,265 in investment advisory and administration fees from the Fund.

                 INVESTMENTS IN SECURITIES


                 For federal income tax purposes, the cost of securities owned at September 30, 1996, was substantially the same as the cost of securities for financial statement purposes.

                 At September 30, 1996, the components of the net unrealized appreciation of investments were as follows:

                           Gross appreciation (from investments
                              having an excess of value over
                              cost)..............................  $ 10,065,580
                           Gross depreciation (from investments
                              having an excess of cost over
                              value).............................    (2,043,154)
                                                                   ------------
                           Net unrealized appreciation of
                              investments........................  $  8,022,426
                                                                   ------------
                                                                   ------------

                 FEDERAL TAX STATUS

                 The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

                 At March 31, 1996, the Fund had a net capital loss carryforward of $14,804,597 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

                 CAPITAL STOCK

                 Common Stock--There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 14,449 shares are owned by Mitchell Hutchins.

                 Auction Preferred Shares--The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares,

                 Series D which are referred to herein collectively as the 'APS.' All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

                 Dividends, which are cumulative, are generally reset every 7 days for APS Series A and D, 28 days for APS Series B and three months for APS Series C. Dividend rates ranged from 3.254% to 3.900% for the six months ended September 30, 1996. Effective October 23, 1995, Series A reset to a special dividend period of 364 days. Following the special dividend period Series A continued to reset every 7 days.

                 The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

                 The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                               FOR THE SIX
                                                               MONTHS ENDED       FOR THE YEARS ENDED MARCH 31,      FOR THE PERIOD
                                                            SEPTEMBER 30, 1996  ---------------------------------  JUNE 8, 1993+ TO
                                                               (UNAUDITED)             1996              1995        MARCH 31, 1994
                                                            ------------------  ------------------  -------------  ----------------
Net asset value, beginning of period......................  $          14.11    $          13.42    $     13.42             15.00
                                                            ------------------  ------------------  -------------  ----------------
Net investment income.....................................              0.53                1.06           1.02 **           0.73
Net realized and unrealized gains (losses) from
  investments.............................................              0.24                0.67           0.04             (1.44)
                                                            ------------------  ------------------  -------------  ----------------
Net increase (decrease) from investment operations........              0.77                1.73           1.06             (0.71)
                                                            ------------------  ------------------  -------------  ----------------
Dividends and distributions:
  From net investment income--common stockholders.........             (0.38)              (0.76)         (0.79)            (0.60)

  From net investment income--preferred stockholders......             (0.13)              (0.28)         (0.25)            (0.13)
  In excess of net investment income--common
    stockholders..........................................                --                  --          (0.02)              --
  In excess of net investment income--preferred
    stockholders..........................................                --                  --             -- ++            --
                                                            ------------------  ------------------  -------------  ----------------
Total dividends and distributions to stockholders.........             (0.51)              (1.04)         (1.06)           (0.73)
                                                            ------------------  ------------------  -------------  ----------------
Underwriting and offering costs incurred with the
  preferred stock offering charged to common stock........                --                  --             --            (0.14)
                                                            ------------------  ------------------  -------------  ----------------
Net asset value, end of period............................  $          14.37    $          14.11    $     13.42    $       13.42
                                                            ------------------  ------------------  -------------  ----------------
                                                            ------------------  ------------------  -------------  ----------------
Per share market value, end of period.....................  $          12.00    $          12.13    $     11.13    $       13.00
                                                            ------------------  ------------------  -------------  ----------------
                                                            ------------------  ------------------  -------------  ----------------
Total investment return(1)................................              2.18%              16.13%         (8.17)%          (9.74)%
                                                            ------------------  ------------------  -------------  ----------------
                                                            ------------------  ------------------  -------------  ----------------
Ratios to average net assets attributable to common
shares:
  Total expenses net of waivers from adviser..............              1.35%*              1.33%          1.74%            1.57%*
  Total expenses before waivers from adviser..............              1.73%*              1.65%          1.74%            1.57%*
  Net investment income before preferred stock
    dividends.............................................              7.52%*              7.45%          7.94%            5.92%*
  Preferred stock dividends...............................              1.86%*              1.97%          2.02%            0.98%*
  Net investment income available to common
    stockholders .........................................              5.66%*              5.48%          5.92%            4.94%*
Supplemental data:
  Net assets, end of period (000's).......................  $        446,446    $        441,040    $   426,795          333,825
  Portfolio turnover rate.................................                 0%                  4%             4%               8%
  Asset coverage per share of preferred stock, end of
    period ...............................................  $        148,815     $       147,013    $   142,265      $   139,094

------------------
 +  Commencement of operations
++  Actual amount calculates to $0.00499 per common share
 *  Annualized
**  Calculated using the average share method
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for periods of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.


                GENERAL  INFORMATION

                 THE FUND

                 Insured Municipal Income Fund Inc. (the 'Fund') is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ('NYSE'). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, which has over $43 billion in assets under management as of October 31, 1996.

                 SHAREHOLDER INFORMATION

                 The Fund's NYSE trading symbol is 'PIF.' Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's, as well as in numerous other newspapers.

                 A special meeting of shareholders was held on April 11, 1996, at which the following proposals were approved:

                 PROPOSAL 1

                 To vote for or against the election of the Board of Directors:

                                                                                         SHARES            SHARES
                                                                                       VOTED FOR     WITHHOLD AUTHORITY
                                                                                       ----------    ------------------
                      Richard Q. Armstrong..........................................   10,346,950          660,018
                      E. Garrett Bewkes, Jr.........................................   10,347,184          659,748
                      Richard Burt..................................................   10,342,139          664,829
                      Mary C. Farrell...............................................   10,348,432          658,536
                      George W. Gowen...............................................   10,339,244          667,724
                      Frederic V. Malek.............................................   10,330,912          676,056
                      Carl W. Schafer...............................................   10,345,805          661,163
                      John R. Torell III............................................   10,348,203          658,765

                 PROPOSAL 2

                 AUCTION PREFERRED SHARES:

                 To vote for or against the election of its Board of Directors:


                                                                                         SHARES            SHARES
                                                                                        VOTED FOR    WITHHOLD AUTHORITY
                                                                                        ---------    ------------------
                      Margo N. Alexander.............................................     2,072               0
                      Meyer Feldberg.................................................     2,072               0

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

                 PROPOSAL 3

                 To vote for or against the following changes to the Fund's fundamental investment restrictions and policies:

                                                                                                  SHARES
                                                                                   SHARES          VOTED        SHARES
                                                                                 VOTED FOR        AGAINST       ABSTAIN
                                                                                 ----------    -------------    -------
                      Modification of fundamental restriction on portfolio
                        diversification:......................................    7,640,245       493,352       473,370
                      Modification of fundamental restriction on
                        concentration:........................................    7,613,145       514,411       478,781
                      Modification of fundamental restriction on
                        senior securities and borrowing (unchanged):..........    7,629,614       371,375       605,978
                      Modification of fundamental restriction on making
                        loans:................................................    7,720,005       404,139       482,823
                      Modification of fundamental restriction on underwriting
                        securities:...........................................    7,598,684       533,665       474,618
                      Modification of fundamental restriction on
                        real estate investments:..............................    7,567,545       557,078       482,344
                      Modification of fundamental restriction on investing in
                        commodities:..........................................    7,566,540       589,701       450,726
                      Elimination of fundamental restriction on
                        margin Transactions:..................................    7,693,556       456,696       456,715
                      Elimination of fundamental restriction on
                        short sales:..........................................    7,536,201       592,361       478,369
                      Elimination of fundamental restriction on investments in
                        oil, gas and mineral leases and programs:.............    7,585,983       575,663       445,321

                 PROPOSAL 4

                      To vote for or against amendments to Articles of
                        Incorporation:........................................   10,350,838       250,982       405,147


                 (Broker non-votes and abstentions are included within the 'Shares Withhold Authority' and 'Shares Abstain' totals.)

                                          INSURED  MUNICIPAL  INCOME  FUND  INC.

                 DISTRIBUTION POLICY

                 The Fund's Board of Directors has established a Dividend Reinvestment Plan (the 'Plan') under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The Fund will not issue any new shares of common stock in connection with the Plan.

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